UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA 94104

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter) to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments are included herewith.

Forward Emerald Banking and Finance Fund

Portfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares			Value (Note 1)
COMMON STOCKS		96.36%
	Financial Services	96.36%
	Banks Regional	67.72%
105,000	Access National Corp.		$981,750
57,905	Alabama National Bancorp Delaware		3,952,016
69,800	Appalachian Bancshares, Inc. (a)		1,702,422
75,154	Bank of The Ozarks, Inc.		2,545,466
33,400	Beverly National Corp.		784,900
62,400	Camden National Corp.		2,508,480
52,840	Capital Corp. of The West		1,639,097
140,504	Capital Crossing Bank (a)		4,088,666
125,000	Cardinal Financial Corp.		1,370,000
146,927	Cascade Financial Corp.		2,408,134
111,847	Central Pacific Financial Corp.		4,091,363
55,800	CoBiz, Inc.		1,275,588
89,917	Codorus Valley Bancorp, Inc.		1,762,373
218,200	Colonial Bancgroup, Inc.		5,345,900
203,481	Community Banks, Inc.		5,453,291
17,144	Dearborn Bancorp, Inc. (a)		407,684
131,080	Desert Community Bank		2,371,237
42,825	East Penn Financial Corp.		370,436
143,273	East West Bancorp, Inc.		5,675,044
25,400	Enterprise Financial Services Corp.		783,844
125,775	First Regional Bancorp (a)		4,285,154
242,638	First Security Group, Inc.		2,795,190
64,700	First State Bancorp		1,680,259
30,900	First State Financial Corp.		548,475
47,700	FNB Corp. VA.		1,717,677
147,620	Gateway Financial Holdings, Inc.		2,108,014
58,800	Great Southern Bancorp, Inc.		1,652,280
101,700	Heartland Financial USA, Inc.		2,611,656
30,300	Heritage Commerce Corp.		701,142
72,275	International Bancshares Corp.		2,145,122
144,461	Lakeland Financial Corp.		3,396,278
31,824	Leesport Financial Corp.		738,317
86,098	Macatawa Bank Corp.		1,970,783
106,363	Mercantile Bank Corp.		4,206,657
56,528	Mercantile Bankshare Corp.		2,050,271
38,200	New Century Bancorp, Inc. (a)		758,652
388,890	Nexity Financial Corp. (a)		4,301,123
10,255	Oak Hill Financial, Inc.		253,914
107,500	Pinnacle Financial Partners, Inc. (a)		3,848,500

110,754	Preferred Bank		6,641,917
57,500	Princeton National Bancorp, Inc.		1,897,500
35,300	Private Bancorp, Inc.		1,613,916
165,122	Prosperity Bancshares, Inc.		5,620,753
86,300	Pulaski Financial Corp.		1,419,635
37,500	Sandy Springs Bancorp, Inc.		1,326,000
90,200	Seacoast Banking Corp. of Florida		2,724,040
160,042	Security Bank Corp.		3,618,550
33,500	Signature Bank (a)		1,036,155
146,442	Smithtown Bancorp, Inc.		3,952,470
166,638	Southwest Bancorp, Inc.		4,302,593
270,067	Sterling Financial Corp.		5,938,773
145,697	Summit Bancshares, Inc.		4,097,000
71,600	Summit State Bank		927,220
183,674	Superior Bancorp (a)		2,112,251
20,000	SVB Financial Group (a)		892,800
345,202	Texas Capital Bancshares, Inc. (a)		6,462,181
295,451	Texas United Bancshares, Inc.		9,746,929
63,900	UCBH Holdings, Inc.		1,115,694
120,026	Union Bankshares Corp.		5,319,552
190,700	United Community Banks, Inc.		5,730,535
15,450	United Security Bancshares, Inc.		348,243
160,176	Virginia Commerce Bancorp, Inc. (a)		3,555,907
89,350	Virginia Financial Group, Inc.		2,453,551
35,300	West Coast Bancorp		1,078,062
84,500	Western Alliance Bancorp (a)		2,780,050
361,982	Wilshire Bancorp, Inc.		6,892,137
84,845	Yardville National Bancorp		3,025,573
			187,917,142
	Diversified Financial Services	3.87%
213,200	E*TRADE Financial Corp. (a)		5,099,744
31,600	Legg Mason, Inc.		3,187,176
77,233	Stifel Financial Corp. (a)		2,451,375
			10,738,295
	Financial Data Processing Services	2.92%
119,479	Digital Insight Corp. (a)		3,503,124
99,700	Penson Worldwide, Inc. (a)		1,789,615
185,900	TradeStation Group, Inc. (a)		2,801,513
			8,094,252
	Financial Information Services	0.81%
211,800	TheStreet.com, Inc.		2,253,552

	Financial Miscellaneous	2.76%
145,900	Advanta Corp.		5,383,710
46,150	Evercore Partners, Inc. (a)		1,329,120
76,300	Sanders Morris Harris Group, Inc.		954,513
			7,667,343
	Insurance Carriers: Property & Casualty	9.65%
27,400	Erie Indemnity Co.		1,434,938
94,900	First Acceptance Corp. (a)		1,090,401
169,300	HUB International, Ltd.		4,896,156
68,700	Navigators Group, Inc. (a)		3,298,287
3,100	PartnerRe, Ltd.		209,467
133,981	Philadelphia Consolidated Holding Corp. (a)		5,329,764
108,800	SeaBright Insurance Holdings, Inc. (a)		1,519,936
56,756	Selective Insurance Group, Inc.		2,985,933
267,154	United America Indemnity, Ltd. (a)		6,002,951
			26,767,833
	Insurance: Multi-Line	0.67%
142,717	Brooke Corp.		1,855,321
	Investment Management Companies	4.40%
69,000	Affiliated Managers Group, Inc. (a)		6,907,590
94,400	SEI Investments Co.		5,304,336
			12,211,926
	Real Estate Investment Trusts	1.77%
19,100	American Campus Communities, Inc.		487,241
47,800	Mid-America Apartment Communities, Inc.		2,926,316
82,000	Urstadt Biddle Properties, Inc.		1,489,940
			4,903,497
	Savings & Loans	1.28%
20,200	Guaranty Federal Bancshares, Inc.		578,730
187,600	Pacific Premier Bancorp. (a)		2,251,200
19,800	PFF Bancorp, Inc.		733,392
			3,563,322
	Securities Brokerage & Service	0.51%
15,200	Investment Technology Group, Inc. (a)		680,200
25,200	Raymond James Financial, Inc.		736,848
			1,417,048
	Total Financial Services		267,389,531
	Total Common Stocks
	(Cost $196,195,150)		267,389,531

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		3.65%
$10,121,628	Wachovia Bank - Grand Cayman
	4.480%, due 10/02/06		10,121,628
	Total Short-Term Bank Debt Instruments
	(Cost $10,121,628)		10,121,628
	Total Investments	100.01%	277,511,159
	(Cost $206,316,778)
	Net Other Assets and Liabilities	-0.01%	(32,454)
	Net Assets	100.00	$277,478,705

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward Emerald Opportunities Fund

Portfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares			Value (Note 1)
COMMON STOCKS		86.50%
	Auto & Transportation	1.74%
800	Burlington Northern Santa Fe Corp.		$58,752
1,500	Forward Air Corp.		49,635
2,000	Old Dominion Freight Line, Inc. (a)		60,060
1,000	Wabtec Corp.		27,130
			195,577
	Consumer Discretionary	21.57%
2,100	Bare Escentuals, Inc. (a)		57,015
3,000	Coach, Inc. (a)		103,200
15,600	CROCS, Inc. (a)		529,620
6,000	DiamondCluster International, Inc. (a)		66,840
300	Google, Inc., Class A (a)		120,570
8,500	GSI Commerce, Inc. (a)(c)		126,140
4,200	Iconix Brand Group, Inc. (a)		67,620
2,000	Jarden Corp. (a)		65,940
1,400	Liberty Interactive Group, Series A (a)		28,532
8,000	NutriSystem, Inc. (a)(c)		498,320
4,000	Pinnacle Entertainment, Inc. (a)		112,480
1,600	Shuffle Master, Inc. (a)		43,216
5,000	Shutterfly, Inc. (a)		77,750
3,000	THQ, Inc. (a)		87,510
40,200	Traffic.com, Inc. (a)		203,010
1,000	Trump Entertainment Resorts, Inc. (a)		16,960
4,000	Urban Outfitters, Inc. (a)		70,760
1,000	WESCO International, Inc. (a)		58,030
16,000	The Wet Seal, Inc. (a)		98,240
			2,431,753
	Consumer Staples	4.59%
900	Altria Group, Inc. (c)		68,895
1,000	The Clorox Co.		63,000
1,500	H.J. Heinz Co., Ltd.		62,895
2,000	The Hershey Co. (c)		106,900
6,000	Jones Soda Co. (a)		53,700
6,000	Vical, Inc. (a)		30,300
3,000	Wild Oats Markets, Inc. (a)		48,510
1,000	WM Wrigley Jr. Co.		46,060
10,000	Youbet.com, Inc. (a)		37,400
			517,660
	Energy	2.23%
2,400	Evergreen Energy, Inc. (a)		25,224
3,000	Helix Energy Solutions Group, Inc. (a)		100,200
1,000	Superior Energy Services, Inc. (a)		26,260
1,500	TODCO, Class A (a)		51,900
1,000	Ultra Petroleum Corp. (a)		48,110
			251,694

	Financial Services	5.40%
8,000	Bankrate, Inc. (a)		212,480
1,000	Citigroup, Inc. (c)		49,670
2,000	Digital Insight Corp. (a)		58,640
2,500	E*TRADE Financial Corp. (a)		59,800
500	The Goldman Sachs Group, Inc.		84,585
10,500	TheStreet.com, Inc. (c)		111,720
2,000	Thomas Weisel Partners Group, Inc. (a)		32,100
			608,995
	Health Care	18.85%
2,000	Alnylam Pharmaceuticals, Inc. (a)		28,820
5,000	American Medical Systems Holdings, Inc. (a)		92,150
2,000	BioCryst Pharmaceuticals, Inc. (a)		24,940
12,700	BioVeris Corp. (a)		119,253
6,000	Cardiome Pharma Corp. (a)		69,300
4,700	Celgene Corp. (a)(c)		203,510
1,500	Crucell NV ADR (a)(b)		35,700
2,300	Cubist Pharmaceuticals, Inc. (a)		50,002
1,500	dj Orthopedics, Inc. (a)		62,295
4,000	Dr. Reddy’s Laboratories, Ltd., ADR (b)		63,280
3,700	Eclipsys Corp. (a)		66,267
6,500	Emisphere Technologies, Inc. (a)		54,925
3,000	Flamel Technologies SA ADR (a)(b)		56,250
2,000	Gen-Probe, Inc. (a)		93,780
3,600	Hologic, Inc. (a)		156,672
5,200	LifeCell Corp. (a)(c)		167,544
1,600	Medicis Pharmaceutical Corp. , Class A		51,760
4,000	Micrus Endovascular Corp. (a)		51,880
2,000	Myriad Genetics, Inc. (a)		49,300
2,000	Natus Medical, Inc. (a)		27,300
4,200	Novavax, Inc. (a)		15,918
1,000	OSI Pharmaceuticals, Inc. (a)		37,530
3,000	PDL BioPharma, Inc. (a)		57,600
16,000	Primedex Health Systems, Inc. (a)		43,520
5,000	Radiologix, Inc. (a)		20,000
3,000	Respironics, Inc. (a)(c)		115,830
6,000	Sirna Therapeutics, Inc. (a)		33,420
11,500	Telik, Inc. (a)(c)		204,585
8,000	ThermoGenesis Corp. (a)		30,960
1,500	Viasys Healthcare, Inc. (a)		40,860
			2,125,151
	Materials & Processing	2.13%
500	Allegheny Technologies, Inc.		31,095
1,700	Ceradyne, Inc. (a)		69,853
700	Harsco Corp.		54,355
1,000	McDermott International, Inc. (a)(c)		41,800
1,500	Mobile Mini, Inc. (a)		42,615
			239,718

	Producer Durables	5.86%
3,000	ATMI, Inc. (a)		87,210
2,400	BE Aerospace, Inc. (a)		50,616
5,000	BEA Systems, Inc. (a)		76,000
14,000	C-COR, Inc. (a)		120,120
7,000	EMCORE Corp. (a)		41,440
2,000	General Electric Co. (c)		70,600
2,500	JLG Industries, Inc.		49,525
4,000	Technitrol, Inc.		119,400
1,000	Terex Corp. (a)		45,220
			660,131
	Technology	21.53%
1,200	American Science & Engineering, Inc. (a)		58,224
1,000	Ansoft Corp. (a)		24,910
1,500	Blackboard, Inc. (a)		39,750
5,500	Business Objects SA ADR (a)(b)		187,495
15,000	Callidus Software, Inc. (a)(c)		72,900
2,285	Ciena Corp. (a)		62,266
4,000	Citrix Systems, Inc. (a)		144,840
3,000	Cognizant Technology Solutions Corp. (a)		222,180
1,000	Formfactor, Inc. (a)		42,130
2,000	Hewlett-Packard Co. (c)		73,380
3,500	Hyperion Solutions Corp. (a)		120,680
2,000	Intel Corp.		41,140
19,000	Internet Capital Group, Inc. (a)		179,550
4,000	Internet Security Systems, Inc. (a)		111,040
8,000	Kanbay International, Inc. (a)		164,480
1,100	Komag, Inc. (a)		35,156
1,500	Motorola, Inc.		37,500
1,000	NeuStar, Inc. Class A (a)		27,750
5,000	Novatel Wireless, Inc. (a)		48,150
7,000	OPNET Technologies, Inc. (a)		91,770
6,100	Opsware, Inc. (a)		54,961
4,000	Radiant Systems, Inc. (a)		48,320
2,400	Salesforce.com, Inc. (a)		86,112
10,500	Smith Micro Software, Inc. (a)		150,990
9,100	TIBCO Software, Inc. (a)		81,718
4,000	Trident Microsystems, Inc. (a)		93,040
3,500	Vishay Intertechnology, Inc. (a)		49,140
1,000	WebEx Communications, Inc. (a)		39,020
2,400	Zoran Corp. (a)		38,592
			2,427,184
	Utilities	2.60%
1,300	The AES Corp. (a)		26,507
3,000	Comcast Corp. (a)		110,550
3,000	Duke Energy Corp. (c)		90,600
2,000	PPL Corp. (c)		65,800
			293,457

	Total Common Stocks
	(Cost $9,061,512)		9,751,320
Contracts
OPTIONS PURCHASED		3.52%
	Calls	3.00%
	Apple Computer, Inc.
15	Expiration: October 2006 at $70.00		12,000
	Bankrate, Inc.
30	Expiration: November 2006 at $40.00		300
	BioVeris Corp.
200	Expiration: March 2007 at $10.00		32,500
	Business Objects SA
50	Expiration: January 2007 at $30.00		29,500
	Celgene Corp.
15	Expiration: November 2006 at $40.00		8,100
	CROCS, Inc.
25	Expiration: December 2006 at $25.00		23,125
100	Expiration: December 2006 at $40.00		13,000
30	Expiration: March 2007 at $30.00		19,050
	Evergreen Energy, Inc.
40	Expiration: Janaury 2007 at $17.50		1,600
	FedEx Corp.
20	Expiration: November 2006 at $105.00		12,400
	Intuitive Surgical, Inc.
10	Expiration: October 2006 at $90.00		19,100
30	Expiration: October 2006 at $100.00		25,500
	Lifecell Corp.
30	Expiration: October 2006 at $30.00		8,400
15	Expiration: December 2006 at $27.50		9,150
	Myogen, Inc.
15	Expiration: January 2007 at $35.00		6,600
	Nutri/System, Inc.
20	Expiration: January 2007 at $55.00		24,600
	Penn National Gaming, Inc.
20	Expiration: October 2006 at $35.00		4,150
	Respironics, Inc.
40	Expiration: October 2006 at $40.00		1,400
	Sears Holdings Corp.
5	Expiration: November 2006 at $155.00		5,100
8	Expiration: November 2006 at $160.00		6,000
	Telik, Inc.
70	Expiration: January 2007 at $17.50		33,950
50	Expiration: January 2007 at $15.00		30,750
30	Expiration: January 2007 at $20.00		11,400
			337,675
	Puts	0.52%
	Adolor Corp.
30	Expiration: November 2006 at $15.00		5,700
	Bankrate, Inc.
40	Expiration: October 2006 at $30.00		14,600
	eBay, Inc.

40	Expiration: November 2006 at $27.50		5,000
	ImClone Systems, Inc.
90	Expiration: October 2006 at $30.00		21,150
	INVESTools, Inc.
50	Expiration: May 2007 at $12.50		12,500
			58,950
	Total Options Purchased
	(Cost $356,469)		396,625
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		9.29%
$1,047,554	Bank of America - London
	4.480%, due 10/02/06		1,047,554
	Total Short Term Bank Debt Instruments
	(Cost $1,047,554)		1,047,554
	Total Investments	99.31%	11,195,499
	(Cost $10,465,535)
	Net Other Assets and Liabilities	0.69%	77,809
	Net Assets	100.00%	$11,273,308
Contracts
OPTIONS WRITTEN
	Puts
	CROCS, Inc.
30	Expiration: December 2006 at $25.00		$(2,325)
	Toal Options Written
	(Premiums received $7,110)		$(2,325)
Shares
SCHEDULE OF SECURITIES SOLD SHORT
(7,000)	Arctic Cat, Inc.		$(116,200)
(17,000)	Autobytel, Inc.		(49,810)
(19,000)	Corillian Corp.		(52,060)
(1,000)	Hansen Natural Corp.		(32,480)
(3,500)	ImClone Systems, Inc.		(99,120)
(32,000)	INVESTools, Inc.		(340,160)
(3,500)	NMT Medical, Inc.		(54,075)
(5,000)	Onyx Pharmaceuticals, Inc.		(86,450)
(9,000)	S1 Corp.		(41,490)
(2,500)	US Xpress Enterprises, Inc.		(57,875)
	Total Securities Sold Short		$(929,720)
	(Proceeds $838,555)

(a)	Non-income producing security.

(b)	ADR - American Depositary Receipt.

(c)	Security, or portion of security, is being held as collateral for short sales.

Percentages are stated as a percent of net assets.

Forward Emerald Growth Fund

Portfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares			Value (Note 1)
COMMON STOCKS		97.67%
	Auto & Transportation	4.00%
74,250	Forward Air Corp.		$2,456,932
83,150	Old Dominion Freight Line, Inc. (a)		2,496,995
85,100	Wabtec Corp.		2,308,763
			7,262,690
	Consumer Discretionary	22.09%
188,600	24/7 Real Media, Inc. (a)		1,610,644
100,900	Aaron Rents, Inc.		2,318,682
42,200	Aéropostale, Inc. (a)		1,233,506
20,100	Bare Escentuals, Inc. (a)		545,715
53,200	Cache, Inc. (a)		951,748
44,900	Christopher & Banks Corp.		1,323,652
85,000	CROCS, Inc. (a)		2,885,750
122,501	DiamondCluster International, Inc. (a)		1,364,661
88,000	EarthLink, Inc. (a)		639,760
27,000	GSI Commerce, Inc. (a)		400,680
25,514	Hibbett Sporting Goods, Inc. (a)		667,956
150,106	Iconix Brand Group, Inc. (a)		2,416,707
64,180	Internap Network Services Corp. (a)		976,819
40,100	Lifetime Brands, Inc.		742,652
15,400	Lions Gate Entertainment Corp. (a)		154,154
75,000	Marvel Entertainment, Inc. (a)		1,810,500
46,200	Navigant Consulting, Inc. (a)		926,772
78,900	NutriSystem, Inc. (a)		4,914,681
26,600	Pinnacle Entertainment, Inc. (a)		747,992
58,947	Providence Service Corp. (a)		1,626,348
169,700	Smith & Wesson Holding Corp. (a)		2,355,436
51,100	Stein Mart, Inc.		777,231
50,800	Texas Roadhouse, Inc. (a)		623,824
73,600	THQ, Inc. (a)		2,146,912
64,700	WESCO International, Inc. (a)		3,754,541
308,500	The Wet Seal, Inc. (a)		1,894,190
7,600	World Fuel Services Corp.		307,420
			40,118,933
	Energy	3.60%
10,200	Atwood Oceanics, Inc. (a)		458,694
81,500	Evergreen Energy, Inc. (a)		856,565
46,324	Helix Energy Solutions Group, Inc. (a)		1,547,222
58,100	Hercules Offshore, Inc. (a)		1,804,005

17,900	Parallel Petroleum Corp. (a)		359,074
57,600	Superior Energy Services, Inc. (a)		1,512,576
			6,538,136
	Financial Services	8.15%
51,000	Bankrate, Inc. (a)		1,354,560
78,102	Digital Insight Corp. (a)		2,289,951
8,200	Mid-America Apartment Communities, Inc.		502,004
64,800	Prosperity Bancshares, Inc.		2,205,792
42,600	Seacoast Banking Corp. of Florida		1,286,520
13,900	SVB Financial Group (a)		620,496
49,538	Texas Capital Bancshares, Inc. (a)		927,351
92,500	TheStreet.com, Inc.		984,200
51,900	Thomas Weisel Partners Group, Inc. (a)		832,995
26,141	UCBH Holdings, Inc.		456,422
33,915	United America Indemnity, Ltd. (a)		762,070
11,600	United Community Banks, Inc.		348,580
16,530	Virginia Commerce Bancorp, Inc. (a)		366,966
74,293	Wilshire Bancorp, Inc.		1,414,539
12,600	Yardville National Bancorp		449,316
			14,801,762
	Health Care	16.07%
124,775	Allscripts Healthcare Solutions, Inc. (a)		2,801,199
97,900	American Medical Systems Holdings, Inc. (a)		1,804,297
9,600	BioVeris Corp. (a)		90,144
71,101	Cardiome Pharma Corp. (a)		821,217
108,100	Cubist Pharmaceuticals, Inc. (a)		2,350,094
17,600	Cutera, Inc. (a)		467,984
39,542	Digene Corp. (a)		1,706,237
30,600	DJO, Inc. (a)		1,270,818
50,100	Eclipsys Corp. (a)		897,291
62,879	Gen-Probe, Inc. (a)		2,948,396
31,100	Hologic, Inc. (a)		1,353,472
112,418	LifeCell Corp. (a)		3,622,108
64,160	Micrus Endovascular Corp. (a)		832,155
81,400	NovaMed, Inc. (a)		641,432
46,100	NUCRYST Pharmaceuticals Corp. (a)		363,729
116,644	Psychiatric Solutions, Inc. (a)		3,976,394
50,800	The Spectranetics Corp. (a)		594,360
107,527	Telik, Inc. (a)		1,912,905
189,081	ThermoGenesis Corp. (a)		731,744
			29,185,976
	Materials & Processing	4.33%
96,900	Airgas, Inc.		3,504,873

23,600	Allegheny Technologies, Inc.			1,467,684
15,200	Ceradyne, Inc. (a)			624,568
35,500	Mobile Mini, Inc. (a)			1,008,555
42,100	PW Eagle, Inc.			1,263,421
				7,869,101
	Producer Durables	13.66%
145,918	Arris Groups, Inc. (a)			1,672,220
137,518	BE Aerospace, Inc. (a)			2,900,255
117,600	EMCORE Corp. (a)			696,192
93,500	Entegris, Inc. (a)			1,020,085
167,450	Environmental Tectonics Corp. (a)			1,004,700
64,000	Esco Technologies, Inc. (a)			2,946,560
75,700	EXFO Electro-Optical Engineering, Inc. (a)			442,845
71,704	JLG Industries, Inc.			1,420,456
34,200	Kennametal, Inc.			1,937,430
109,353	Met-Pro Corp.			1,435,805
72,015	Paragon Technologies, Inc. (a)			442,892
71,400	SBA Communications Corp. (a)			1,737,162
106,248	Semitool, Inc. (a)			1,098,605
158,800	Taser International, Inc. (a)			1,216,408
98,700	Technitrol, Inc.			2,946,195
33,000	Varian Semiconductor Equipment Associates, Inc. (a)			1,211,100
33,600	Veeco Instruments, Inc. (a)			677,040
				24,805,950
	Technology	25.65	%(b)
18,500	American Science & Engineering, Inc. (a)			897,620
8,904	Analogic Corp.			456,953
85,276	Ansoft Corp. (a)			2,124,225
50,532	Ansys, Inc. (a)			2,232,504
20,900	Atheros Communications, Inc. (a)			378,917
105,759	Blackboard, Inc. (a)			2,802,613
49,100	Cognizant Technology Solutions Corp. (a)			3,636,346
75,400	Fairchild Semiconductor International, Inc. (a)			1,409,980
446,400	Finisar Corp. (a)			1,620,432
19,601	FormFactor, Inc. (a)			825,790
26,400	Hyperion Solutions Corp. (a)			910,272
103,649	II-VI, Inc. (a)			2,582,933
47,266	Ikanos Communications, Inc. (a)			556,321
190,396	Ixia, Inc. (a)			1,696,428
98,000	j2 Global Communications, Inc. (a)			2,662,660
27,600	Kenexa Corp. (a)			696,072
10,900	Komag, Inc. (a)			348,364
38,800	M-Systems Flash Disk Pioneers, Ltd. (a)			1,561,312
26,500	Neoware Systems, Inc. (a)			360,135
42,100	Netlogic Microsystems, Inc. (a)			1,068,077

31,400	Novatel Wireless, Inc. (a)			302,382
78,500	Oplink Communications, Inc. (a)			1,568,430
99,097	Opnet Technologies, Inc. (a)			1,299,162
129,800	Opsware, Inc. (a)			1,169,498
128,377	Redback Networks, Inc. (a)			1,781,873
36,800	Sirf Technology Holdings, Inc. (a)			882,832
151,900	Smith Micro Software, Inc. (a)			2,184,322
58,700	SPSS, Inc. (a)			1,463,391
115,100	TIBCO Software, Inc. (a)			1,033,598
89,200	Ultimate Software Group, Inc. (a)			2,098,876
91,636	Viasat, Inc. (a)			2,298,231
43,000	WebEx Communications, Inc. (a)			1,677,860
				46,588,409
	Utilities	0.12%
22,400	FiberTower Corp. (a)			211,680
	Total Common Stocks
	(Cost $143,614,465)			177,382,637
WARRANTS		0.00	%(c)
	American Banknote Corp., Series 1
28	Expiration: 10/01/07, Strike: $10.00 (a)			0
	American Banknote Corp., Series 2
28	Expiration: 10/01/07, Strike: $12.50 (a)			0
	Total Warrants
	(Cost $0)			0
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		4.45%
$8,074,717	Wachovia Bank - Grand Cayman
	4.480%, due 10/02/06			8,074,717
	Total Short-Term Bank Debt Instruments
	(Cost $8,074,717)			8,074,717
	Total Investments	102.12%		185,457,354
	(Cost $151,689,182)
	Net Other Assets and Liabilities	(2.12)%		(3,843,351)
	Net Assets	100.00%		$181,614,003

(a)	Non-income producing security.

(b)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(c)	Amount represents less than 0.01%.

Percentages are stated as a percent of net assets.

Forward Hoover Small Cap Equity Fund

Portfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares				Value (Note 1)
COMMON STOCKS		97.82%
	Auto & Transportation	2.45%
109,700	AAR Corp. (a)			$2,615,248
152,200	Bristow Group, Inc. (a)			5,235,680
251,900	Gentex Corp.			3,579,499
71,800	Old Dominion Freight Line, Inc. (a)			2,156,154
				13,586,581
	Consumer Discretionary	28.83	%(b)
112,100	Aéropostale, Inc. (a)			3,276,683
202,600	American Greetings Corp.			4,684,112
68,500	AnnTaylor Stores Corp. (a)			2,867,410
262,100	Brightpoint, Inc. (a)			3,727,062
190,500	California Pizza Kitchen, Inc. (a)			5,701,665
227,600	Carter’s, Inc. (a)			6,006,364
123,800	Central Garden & Pet Co. (a)			5,974,588
486,000	Charming Shoppes, Inc. (a)			6,940,080
137,700	The Children’s Place Retail Stores, Inc. (a)			8,816,931
154,650	Corrections Corporation of America (a)			6,688,612
200,000	CROCS, Inc. (a)			6,790,000
172,200	The GEO Group, Inc. (a)			7,275,450
207,650	Hibbett Sporting Goods, Inc. (a)			5,436,277
106,700	Jack in the Box, Inc. (a)			5,567,606
93,900	Jackson Hewitt Tax Service, Inc.			2,817,939
250,000	LKQ Corp. (a)			5,492,500
134,150	The Men’s Wearhouse, Inc.			4,991,722
168,700	Morton’s Restaurant Group, Inc. (a)			2,599,667
201,400	Movado Group, Inc.			5,119,588
84,800	Panera Bread Co. (a)			4,939,600
147,800	PF Chang’s China Bistro, Inc. (a)			5,130,138
138,300	Phillips-Van Heusen			5,776,791
182,300	Quiksilver, Inc. (a)			2,214,945
108,300	Scientific Games Corp., Class A (a)			3,443,940
159,400	Stage Stores, Inc.			4,676,796
178,800	Stein Mart, Inc.			2,719,548
382,500	TeleTech Holdings, Inc. (a)			5,978,475
106,600	Tractor Supply Co. (a)			5,144,516
172,800	United Natural Foods, Inc. (a)			5,355,072
174,900	Urban Outfitters, Inc. (a)			3,093,981
120,400	USANA Health Sciences, Inc. (a)			5,368,636
137,900	Vail Resorts, Inc. (a)			5,518,758
				160,135,452

	Consumer Staples	2.74%
236,200	The Hain Celestial Group, Inc. (a)		6,037,272
119,500	Longs Drug Stores Corp.		5,498,195
126,600	NBTY, Inc. (a)		3,705,582
			15,241,049
	Energy	3.61%
88,700	Bill Barrett Corp. (a)		2,178,472
80,100	Goodrich Petroleum Corp. (a)		2,412,612
73,200	Hercules Offshore, Inc. (a)		2,272,860
39,100	The Houston Exploration Co. (a)		2,156,365
190,900	Superior Energy Services, Inc. (a)		5,013,034
249,250	TETRA Technologies, Inc. (a)		6,021,880
			20,055,223
	Financial Services	24.12%
156,600	Advent Software, Inc. (a)		5,670,486
106,400	Affiliated Managers Group, Inc. (a)		10,651,704
39,900	Alexandria Real Estate Equities, Inc.		3,742,620
166,400	BioMed Realty Trust, Inc.		5,048,576
203,100	Calamos Asset Management, Inc.		5,954,892
199,900	Cohen & Steers, Inc.		6,468,764
98,400	Corporate Office Properties Trust		4,404,384
148,300	DiamondRock Hospitality Co.		2,463,263
214,400	Digital Realty Trust, Inc.		6,715,008
143,300	East West Bancorp, Inc.		5,676,113
107,300	EastGroup Properties, Inc.		5,349,978
128,200	First Midwest Bancorp, Inc.		4,857,498
119,200	GATX Corp.		4,931,304
177,800	Greater Bay Bancorp		5,015,738
102,200	Hancock Holding Co.		5,472,810
121,800	Investment Technology Group, Inc. (a)		5,450,550
308,100	Knight Capital Group, Inc. (a)		5,607,420
85,700	Mid-America Apartment Communities, Inc.		5,246,554
100,300	optionsXpress Holdings, Inc.		2,796,364
117,500	Post Properties, Inc.		5,583,600
183,900	Sotheby’s Holdings, Inc.		5,928,936
161,400	Sterling Bancshares, Inc.		3,268,350
199,300	Thomas Weisel Partners Group, Inc. (a)		3,198,765
349,100	Waddell & Reed Financial, Inc., Class A		8,640,225
161,700	Whitney Holding Corp.		5,784,009
			133,927,911
	Health Care	8.10%
138,900	Amedisys, Inc. (a)		5,510,163

53,900	Analogic Corp.		2,766,148
243,800	Healthcare Services Group, Inc.		6,134,008
275,700	Immucor, Inc. (a)		6,178,437
81,900	Parexel International Corp. (a)		2,710,071
126,500	Pediatrix Medical Group, Inc. (a)		5,768,400
75,200	Psychiatric Solutions, Inc. (a)		2,563,568
98,200	United Surgical Partners International, Inc. (a)		2,438,306
204,700	Viasys Healthcare, Inc. (a)		5,576,028
136,200	West Pharmaceutical Services, Inc.		5,348,574
			44,993,703
	Materials & Processing	7.82%
100,200	The Andersons, Inc.		3,421,830
157,800	ElkCorp		4,284,270
97,200	EMCOR Group, Inc. (a)		5,330,448
217,700	Griffon Corp. (a)		5,196,499
145,100	Mobile Mini, Inc. (a)		4,122,291
185,400	Oregon Steel Mills, Inc. (a)		9,060,498
115,500	Texas Industries, Inc.		6,012,930
164,800	Trammell Crow Co. (a)		6,016,848
			43,445,614
	Producer Durables	6.09%
108,100	AMETEK, Inc.		4,707,755
109,200	Bucyrus International, Inc.		4,632,264
295,100	Electro Scientific Industries, Inc. (a)		6,079,060
117,600	Gardner Denver, Inc. (a)		3,890,208
127,100	Gehl Co. (a)		3,403,738
66,600	IDEX Corp.		2,867,130
49,500	Itron, Inc. (a)		2,762,100
122,200	The Manitowoc Co., Inc.		5,473,338
			33,815,593
	Technology	9.78%
195,200	Avocent Corp. (a)		5,879,424
190,300	CommScope, Inc. (a)		6,253,258
344,900	Cypress Semiconductor Corp. (a)		6,128,873
152,700	Foundry Networks, Inc. (a)		2,008,005
158,400	Parametric Technology Corp. (a)		2,765,664
199,900	Rackable Systems, Inc. (a)		5,471,263
129,700	RadiSys Corp. (a)		2,756,125
90,000	Silicon Laboratories, Inc. (a)		2,791,800
197,200	SRA International, Inc. (a)		5,927,832
118,100	Varian, Inc. (a)		5,417,247
227,800	WebEx Communications, Inc. (a)		8,888,756
			54,288,247

	Utilities	4.28%
97,200	Avista Corp.		2,301,696
138,900	Idacorp, Inc.		5,251,809
148,800	Northwest Natural Gas Co.		5,844,864
184,800	PNM Resources, Inc.		5,094,936
176,000	South Jersey Industries, Inc.		5,264,160
			23,757,465
	Total Common Stocks
	(Cost $496,766,662)		543,246,838
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		0.85%
$4,721,313.00	JP Morgan & Co. - Grand Cayman
	4.480%, due 10/02/06		4,721,313
	Total Short-Term Bank Debt Instruments
	(Cost $4,721,313)		4,721,313
	Total Investments	98.67%	547,968,151
	(Cost $501,487,975)
	Net Other Assets and Liabilities	1.33%	7,410,393
	Net Assets	100.00%	$555,378,544

(a)	Non-income producing security.

(b)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Forward Hoover Mini-Cap Fund

Porfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares				Value (Note 1)
COMMON STOCKS		96.22%
	Auto & Transportation	2.71%
9,600	AAR Corp. (a)			$228,864
33,600	Bristow Group, Inc. (a)			1,155,840
179,300	Force Protection, Inc. (a)			1,500,741
				2,885,445
	Consumer Discretionary	30.05	%(b)
41,700	Benihana, Inc. (a)			1,205,130
52,700	BJ’s Restaurants, Inc. (a)			1,159,927
97,600	Brightpoint, Inc. (a)			1,387,872
44,600	California Pizza Kitchen, Inc. (a)			1,334,878
26,900	Central Garden & Pet Co. (a)			1,298,194
130,800	Charles & Colvard Ltd.			1,488,504
57,800	Charlotte Russe Holding, Inc. (a)			1,591,812
69,200	Charming Shoppes, Inc. (a)			988,176
64,000	CNS, Inc.			1,806,720
38,100	CROCS, Inc. (a)			1,293,495
32,900	The GEO Group, Inc. (a)			1,390,025
70,612	Hibbett Sporting Goods, Inc. (a)			1,848,622
37,200	LKQ Corp. (a)			817,284
69,000	Mannatech, Inc.			1,222,680
68,700	Marchex, Inc. (a)			1,053,858
31,900	McCormick & Schmick’s Seafood Restaurants, Inc. (a)			717,431
73,400	Morton’s Restaurant Group, Inc. (a)			1,131,094
21,600	Movado Group, Inc.			549,072
73,300	Nathans Famous, Inc. (a)			989,550
28,100	PF Chang’s China Bistro, Inc. (a)			975,351
137,700	Restoration Hardware, Inc. (a)			1,193,859
25,100	Stage Stores, Inc.			736,434
34,300	Stein Mart, Inc.			521,703
73,100	TeleTech Holdings, Inc. (a)			1,142,553
150,400	The Topps Company, Inc.			1,347,584
23,600	USANA Health Sciences, Inc. (a)			1,052,324
80,800	Volcom, Inc. (a)			1,821,232
				32,065,364
	Consumer Staples	2.46%
33,600	The Hain Celestial Group, Inc. (a)			858,816
50,200	Lance, Inc.			1,105,404
14,300	Longs Drug Stores Corp.			657,943
				2,622,163

	Energy	2.42%
17,000	Bill Barrett Corp. (a)		417,520
15,300	Goodrich Petroleum Corp. (a)		460,836
36,700	Superior Energy Services, Inc. (a)		963,742
30,650	TETRA Technologies, Inc. (a)		740,504
			2,582,602
	Financial Services	15.81%
17,400	ACE Cash Express, Inc. (a)		520,086
35,400	Advent Software, Inc. (a)		1,281,834
38,600	Calamos Asset Management, Inc.		1,131,752
44,900	CentraCore Properties Trust		1,425,575
36,800	Cohen & Steers, Inc.		1,190,848
25,600	DiamondRock Hospitality Co.		425,216
43,100	Digital Realty Trust, Inc.		1,349,892
4,800	EastGroup Properties, Inc.		239,328
53,200	First Potomac Realty Trust		1,607,704
23,000	GATX Corp.		951,510
57,300	Highland Hospitality Corp.		821,109
29,500	Knight Capital Group, Inc. (a)		536,900
44,900	Midwest Banc Holdings, Inc.		1,096,458
19,000	optionsXpress Holdings, Inc.		529,720
23,700	PrivateBancorp, Inc.		1,083,564
36,100	Sterling Bancshares, Inc.		731,025
55,000	Thomas Weisel Partners Group, Inc. (a)		882,750
70,600	TradeStation Group, Inc. (a)		1,063,942
			16,869,213
	Health Care	13.29%
45,200	Amedisys, Inc. (a)		1,793,084
10,400	Analogic Corp.		533,728
192,000	Cholestech Corp. (a)		2,304,000
152,400	Five Star Quality Care, Inc. (a)		1,639,824
77,375	Healthcare Services Group, Inc.		1,946,755
19,600	Immucor, Inc. (a)		439,236
45,000	LHC Group, Inc. (a)		1,004,400
18,100	Parexel International Corp. (a)		598,929
82,200	Psychemedics Corp.		1,387,536
13,700	Utah Medical Products, Inc.		439,496
39,500	Viasys Healthcare, Inc. (a)		1,075,980
26,000	West Pharmaceutical Services, Inc.		1,021,020
			14,183,988

	Materials & Processing	8.00%
15,900	AAON, Inc.		362,679
19,400	Alico, Inc.		1,135,094
31,600	The Andersons, Inc.		1,079,140
30,400	ElkCorp		825,360
95,800	Ennis, Inc.		2,074,070
33,900	Griffon Corp. (a)		809,193
24,500	Mobile Mini, Inc. (a)		696,045
16,000	Oregon Steel Mills, Inc. (a)		781,920
21,100	Trammell Crow Co. (a)		770,361
			8,533,862
	Producer Durables	5.84%
63,700	Electro Scientific Industries, Inc. (a)		1,312,220
38,000	Gehl Co. (a)		1,017,640
30,800	Ladish Co., Inc. (a)		889,504
219,200	Powerwave Technologies, Inc. (a)		1,665,920
73,600	Rudolph Technologies, Inc. (a)		1,349,088
			6,234,372
	Technology	12.09%
92,700	Exar Corp. (a)		1,231,983
148,800	Harmonic, Inc. (a)		1,093,680
59,600	Kanbay International, Inc. (a)		1,225,376
22,300	ManTech International Corp., Class A (a)		736,123
76,800	Oplink Communications, Inc. (a)		1,534,464
104,200	PC-Tel, Inc. (a)		1,094,100
63,600	Rackable Systems, Inc. (a)		1,740,732
25,000	RadiSys Corp. (a)		531,250
139,300	Ultra Clean Holdings, Inc. (a)		1,487,724
69,700	Volterra Semiconductor Corp. (a)		1,132,625
28,000	WebEx Communications, Inc. (a)		1,092,560
			12,900,617
	Utilities	3.55%
46,800	California Water Service Group		1,728,324
24,500	Northwest Natural Gas Co.		962,360
36,500	South Jersey Industries, Inc.		1,091,715
			3,782,399
	Total Common Stocks
	(Cost $95,886,559)		102,660,025
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		3.39%
$3,618,055	Bank of America - London
	4.480%, due 10/02/06		3,618,055

Short-Term Bank Debt Instruments
(Cost $3,618,055)		3,618,055
Total Investments	99.61%	106,278,080
(Cost $99,504,614)
Net Other Assets and Liabilities	0.39%	413,446
Net Assets	100.00%	$106,691,526

(a)	Non-income producing security.

(b)	When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

Percentages are stated as a percent of net assets.

Forward Progressive Real Estate Fund (a)

Portfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares			Value (Note 1)
COMMON STOCKS		94.88%
	Health Care	6.25%
12,750	Alexandria Real Estate Equities, Inc.		$1,195,950
55,200	BioMed Realty Trust, Inc.		1,674,768
			2,870,718
	Hotels	3.49%
28,000	Starwood Hotels & Resorts Worldwide, Inc.		1,601,320
	Industrial	13.07%
41,350	AMB Property Corp.		2,278,799
40,300	EastGroup Properties, Inc.		2,009,358
30,000	ProLogis		1,711,800
			5,999,957
	Office	11.91%
16,500	Boston Properties, Inc.		1,705,110
18,400	Kilroy Realty Corp.		1,386,256
21,250	SL Green Realty Corp.		2,373,625
			5,464,991
	Residential	14.86%
36,000	American Campus Communities, Inc.		918,360
20,700	Archstone-Smith Trust		1,126,908
18,000	AvalonBay Communities, Inc.		2,167,200
32,200	Boardwalk Real Estate Investment Trust		927,614
5,000	Camden Property Trust		380,050
25,700	Equity Residential		1,299,906
			6,820,038
	Retail	36.31%
1,000	Alexander’s, Inc. (b)		310,250
31,550	CBL & Associates Properties, Inc.		1,322,260
48,100	Cedar Shopping Centers, Inc.		777,777
26,000	Developers Diversified Realty Corp.		1,449,760
61,800	Feldman Mall Properties, Inc.		681,654
31,200	General Growth Properties, Inc.		1,486,680
49,100	Kimco Realty Corp.		2,104,917
10,000	Realty Income Corp.		247,100
21,250	Regency Centers Corp.		1,461,150
37,108	Simon Property Group, Inc.		3,362,727

19,000	Vornado Realty Trust		2,071,000
32,200	Weingarten Realty Investors		1,385,244
			16,660,519
	Specialty	8.99%
42,000	CB Richard Ellis Group, Inc., Class A (b)		1,033,200
19,000	Global Signal, Inc.		961,020
13,944	Patriot Capital Funding, Inc.		185,734
20,000	Potlatch Corp.		742,000
31,800	Rayonier, Inc.		1,202,040
			4,123,994
	Total Common Stocks
	(Cost $23,445,786)		43,541,537
PREFERRED STOCKS		1.60%
	Health Care	1.60%
15,000	LTC Properties, Inc., Series E, 8.500%		733,500
	Total Preferred Stocks
	(Cost $375,000)		733,500
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		3.55%
$1,629,072	Wachovia Bank - Grand Cayman
	4.480%, due 10/02/06		1,629,072
	Total Short-Term Bank Debt Instruments
	(Cost $1,629,072)		1,629,072
	Total Investments - 100.03%	100.03%	45,904,109
	(Cost $25,449,858)
	Net Other Assets and Liabilities	(0.03)%	(13,146)
	Net Assets	100.00%	$45,890,963

(a)	Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

(b)	Non-income producing security.

Percentages are stated as a percent of net assets.

Forward International Equity Fund

Portfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares			Value (Note 1)
COMMON STOCKS		99.88%
	Australia	1.71%
34,000	AMP, Ltd.		$226,542
20,308	Iluka Resources, Ltd.		107,614
102,300	Pacific Brands, Ltd.		192,898
			527,054
	Austria	1.42%
4,125	Raiffeisen International Bank-Holding AG		439,381
	Belgium	1.93%
11,000	Agfa-Gevaert NV		260,839
4,000	Delhaize Group		336,034
			596,873
	Brazil	1.85%
5,300	Banco Nossa Caixa SA		105,791
4,627	Companhia de Bebidas das Americas, ADR (a)		209,973
2,500	Petroleo Brasileiro SA, ADR (a)		187,100
21,700	Vivo Participacoes SA, ADR (a)		67,704
			570,568
	Canada	3.53%
32,100	iShares MSCI Canada Index Fund (b)		770,400
4,454	Suncor Energy, Inc.		320,911
			1,091,311
	China	0.48%
138,000	PetroChina Co., Ltd.		148,439
	Czechoslovakia	1.17%
10,200	CEZ AS		361,255
	Egypt	0.88%
4,900	Orascom Telecom Holding SAE, GDR (c)		270,627
	France	6.53%
10,900	Air France-KLM		328,682
37,280	Bull SA (d)		218,401
15,120	Gemalto NV (d)		324,407
1,311	Pernod Recard SA		272,803

4,500	Total SA, ADR (a)		296,730
8,800	Total SA		577,472
			2,018,495
	Germany	8.98%
2,940	Allianz AG		508,808
7,300	Bayer AG		371,197
15,300	Deutsche Post AG		401,217
27,500	GEA Group AG		495,873
2,892	Henkel KGaA		354,803
10,300	Hypo Real Estate Holding AG		642,338
			2,774,236
	Greece	6.30%
34,900	Hellenic Exchanges Holding SA		553,189
20,898	National Bank of Greece SA		899,403
6,008	Opap SA		201,889
19,001	Vivartia SA		291,541
			1,946,022
	Hong Kong	0.72%
65,000	Wharf Holdings, Ltd.		222,767
	Hungary	0.90%
3,100	MOL Magyar Olaj-es Gazipari Rt., GDR (c)		278,225
	Ireland	0.84%
9,712	Allied Irish Banks Plc		258,253
	Italy	6.85%
14,234	Astaldi SpA		98,189
75,917	Danieli SpA		557,385
15,805	Fondiaria-Sai SpA		521,081
38,700	Mediaset SpA		415,900
63,100	UniCredito Italiano SpA		523,693
			2,116,248
	Japan	18.44%
6,300	Aeon Credit Service Co., Ltd.		150,667
4,000	Aoyama Trading Co., Ltd.		127,661
15,200	Arnest One Corp.		223,384
16,000	Asahi Glass Co., Ltd.		197,350
81	Astellas Pharma, Inc.		3,257
21,000	Bank of Fukuoka, Ltd.		154,133
8,400	Century Leasing System, Inc.		107,804
22,000	Daiwa Securities Group, Inc.		256,643

11,300	EDION Corp.		193,714
22,000	The Eighteenth Bank, Ltd.		110,815
24,000	Fujitsu, Ltd.		197,892
44,000	Haseko Corp. (d)(e)		151,602
57,000	Isuzu Motors, Ltd.		186,743
21,000	ITOCHU Corp.		162,667
13,000	JGC Corp.		217,245
7,100	Joint Corp.		242,828
44,000	Kajima Corp.		201,143
18,000	Kyowa Exeo Corp.		188,038
26,000	Mitsubishi Electric Corp.		219,005
22	Mitsubishi UFJ Financial Group, Inc.		283,090
34,000	Mitsui Mining & Smelting Co., Ltd.		175,289
3,000	Nabtesco Corp.		34,032
2,400	Nidec Corp.		181,029
19,000	Nissan Chemical Industries, Ltd.		224,703
8,000	Ricoh Co., Ltd.		159,153
19,000	Sekisui Chemical Co., Ltd.		160,203
1,000	SMC Corp.		132,318
13,000	Sompo Japan Insurance, Inc.		170,252
19,000	Sumitomo Heavy Industries, Ltd.		159,077
18	Sumitomo Mitsui Financial Group, Inc.		188,952
10,000	Sumitomo Realty & Development Co., Ltd.		293,757
22,000	Sumitomo Rubber Industries, Inc.		242,116
			5,696,562
	Kazakhstan	0.30%
6,475	KazMunaiGas Exploration & Production, GDR (c)(d)		94,794
	Mexico	0.89%
300	America Movil SA de CV, ADR, Series A (a)		11,856
5,100	Coca-Cola Femsa, SA de CV, ADR (a)		159,477
4,800	Grupo Televisa SA, ADR (a)		102,048
			273,381
	Netherlands	1.75%
5,249	Akzo Nobel NV		323,349
6,242	Mittal Steel Co. NV		217,826
			541,175
	Norway	2.86%
567,700	PAN Fish ASA (d)		447,090
33,500	Telenor ASA		436,805
			883,895

	Philippines	0.69%
753,200	Ayala Land, Inc.		213,849
	Russia	1.39%
5,900	RAO Unified Energy System, GDR (c)		430,700
	Singapore	0.62%
61,000	Keppel Land, Ltd.		190,499
	South Africa	0.46%
4,323	Sasol, Ltd.		142,088
	South Korea	1.89%
5,380	Hana Financial Group		246,187
480	Samsung Electronics Co., Ltd.		336,824
			583,011
	Spain	3.31%
30,900	Corporacion Dermoestetica (d)		295,047
5,045	Fadesa Inmobiliaria SA		224,226
29,000	Telefonica SA		502,695
			1,021,968
	Sweden	2.22%
24,577	Eniro AB		301,840
7,400	Modern Times Group AB, Class B (d)		382,716
			684,556
	Switzerland	4.60%
5,590	Julius Baer Holding, Ltd.		558,352
7,600	Novartis AG		443,680
1,800	Valora Holding AG		418,889
			1,420,921
	Taiwan	1.01%
88,176	Cathay Financial Holding Co., Ltd.		176,632
14,213	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (a)		136,445
			313,077
	Thailand	0.62%
65,400	Bangkok Bank Public Co., Ltd.		191,508
	Turkey	0.80%
66,258	Aksigorta AS		247,182

	United Kingdom	13.94%
7,697	Carnival Plc		368,212
71,803	IG Group Holdings Plc		348,199
190,150	Invista Real Estate Investment Management Holdings Plc (d)		323,094
30,637	Kensington Group Plc		474,965
155,256	Old Mutual Plc		486,910
24,000	Royal Dutch Shell Plc, Class A		790,353
9,783	Soco International Plc (d)		272,559
15,200	Standard Chartered Plc		389,328
21,682	Whitbread Plc		525,720
27,069	William Hill Plc		326,142
			4,305,482
	Total Common Stocks
	(Cost $27,033,753)		30,854,402
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		0.50%
$156,393	Wells Fargo & Co. - Grand Cayman
	4.480%, due 10/02/06		156,393
	Total Short-Term Bank Debt Instruments
	(Cost $156,393)		156,393
	Total Investments	100.38%	31,010,795
	(Cost $27,190,146)
	Net Other Assets and Liabilities	(0.38)%	(118,812)
	Net Assets	100.00	$30,891,983

(a)	ADR - American Depositary Receipt.

(b)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

(c)	GDR - Global Depositary Receipt.

(d)	Non-income producing security.

(e)	Security, or portion of security, is currently on loan.

Percentages are stated as a percent of net assets.

Forward Global Emerging Markets Fund

Portfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares			Value (Note 1)
COMMON STOCKS		96.76%
	Brazil	6.88%
17,374	Cia Vale do Rio Doce		$374,041
4,400	Lojas Renner SA		254,979
17,184	Petroleo Brasileiro SA, ADR (a)		1,286,051
13,900	Submarino SA		270,418
9,770	Tim Participacoes SA, ADR (a)		272,094
4,918	Unibanco-Uniao de Bancos Brasileiros SA, ADR (a)		363,932
			2,821,515
	China	10.23%
516,000	Air China, Ltd.		222,544
335,000	China Life Insurance Co., Class H		655,324
25,000	China Merchants Bank Co., Ltd. (b)		35,235
122,000	China Mobile (Hong Kong), Ltd.		862,072
257,250	China Overseas Land & Investment, Ltd.		198,452
126,000	China Resources Enterprise, Ltd.		273,004
307,579	China Unicom, Ltd.		303,210
543,000	CNOOC, Ltd.		451,649
4,300	Focus Media Holding, Ltd., ADR (a)(b)		249,056
398,000	PetroChina Co., Ltd.		428,108
135,593	Pudong Development (b)		181,695
15,200	Sohu.com, Inc. (b)		334,704
			4,195,053
	Egypt	0.77%
5,514	Orascom Telecom Holding SAE		315,066
	Hong Kong	2.39%
161,000	Hutchison Telecommunications International, Ltd. (b)		284,775
196,000	Kowloon Development Co., Ltd.		341,147
160,000	Shangri-La Asia, Ltd.		355,709
			981,631
	India	5.23%
19,800	Dr. Reddy’s Laboratories, Ltd., ADR (a)(c)		313,236
10,700	ICICI Bank, Ltd., ADR (a)		328,597
20,400	Patni Computer Systems, Ltd., ADR (a)		388,824
8,377	Satyam Computer Services, Ltd., ADR (a)(c)		324,106
9,876	State Bank of India, GDR (d)		548,118
13,053	Tata Motors, Ltd., Sponsored ADR (a)		242,525
			2,145,406

	Indonesia	3.28%
565,000	Indosat Tbk PT		315,420
1,567,000	Kalbe Farma Tbk PT (b)		224,221
883,915	PT Bank Mandiri		222,775
439,813	PT Bank Rakyat Indonesia		233,614
9,713	PT Telekomunikasi Indonesia, Sponsored ADR (a)		351,222
			1,347,252
	Israel	3.07%
69,131	Bank Hapoalim B.M.		326,686
130,021	Israel Discount Bank, Ltd. (b)		245,349
20,200	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (a)(c)		688,618
			1,260,653
	Kazaknstan	0.36%
10,080	KazMunaiGas Exploration & Production, GDR (b)(d)		147,571
	Malaysia	3.08%
220,100	Bumiputra-Commerce Holding Berhad		396,872
25,200	Genting Berhad		164,675
235,100	RHB Capital Berhad		181,042
107,700	Telekom Malaysia Berhad		267,206
96,075	Tenaga Nasional Berhad		252,692
			1,262,487
	Mexico	6.30%
21,503	America Movil SA de CV, ADR, Series L (a)		846,573
48,000	Empresas ICA SA de CV (b)		172,894
5,000	Fomento Economico Mexicano, SA de CV, Sponsored ADR (a)		484,700
134,600	Grupo Financiero Banorte SA de CV (b)		421,283
84,900	Grupo Mexico SA de CV		265,882
18,532	Grupo Televisa SA, Sponsored ADR (a)		393,991
			2,585,323
	Philippines	2.86%
1,275,963	Ayala Land, Inc.		362,273
227,507	Bank of the Philippine Islands		265,176
6,419	Philippine Long Distance Telephone Co.		290,319
712,600	Universal Robina Corp.		255,565
			1,173,333
	Russia	9.17%
5,800	Efes Breweries International, GDR (b)(d)		189,254
8,396	LUKOIL, Sponsored ADR (a)		633,898
10,300	Mobile TeleSystems		389,031
37,703	OAO Gazprom, Sponsored ADR, Registered Shares (a)		1,632,518
6,530	OAO Vimpel-Communications, Sponsored ADR (a)		395,653

4,200	RAO Unified Energy System, GDR (d)			306,600
3,300	Surgutneftegaz OJSC (c)			212,850
				3,759,804
	Slovakia	0.00	%(e)
525	Chirana Prema AS (b)			0
	South Africa	5.64%
1,650	Anglo Platinum, Ltd.			166,723
15,516	Barloworld, Ltd.			257,977
12,100	Gold Fields, Ltd.			213,594
18,945	Harmony Gold Mining Co., Ltd. (b)			244,671
1,565	Impala Platinum Holdings, Ltd.			258,196
16,696	Nedbank Group, Ltd.			244,800
56,875	Sanlam, Ltd.			124,868
20,160	Sappi, Ltd.			259,585
16,589	Sasol, Ltd.			545,246
				2,315,660
	South Korea	17.69%
18,560	Daewoo Engineering & Construction, Co., Ltd.			353,057
7,716	Hana Financial Group, Inc.			353,081
3,290	Hyundai Department Store Co., Ltd.			236,428
6,100	Hyundai Development Co.			272,042
2,600	Hyundai Motor Co.			222,563
8,318	Kookmin Bank			655,770
6,582	LG Corp.			191,287
3,880	LG Electronics, Inc.			250,124
43,400	Macquarie Korea Infrastructure Fund (d)			287,785
2,673	NHN Corp. (b)			280,506
825	POSCO			213,606
14,370	Samsung Corp.			455,588
2,576	Samsung Electronics Co., Ltd.			1,807,624
1,430	Samsung Fire & Marine Insurance Co., Ltd.			219,884
9,910	Shinhan Financial Group Co., Ltd.			446,670
909	Shinsegae Co., Ltd.			470,711
3,558	SK Corp.			236,511
12,900	SK Telecom Co., Ltd., ADR (a)			304,827
				7,258,064
	Taiwan	14.99%
103,369	Acer, Inc.			175,210
112,295	Asustek Computer, Inc.			263,625
164,738	AU Optronics Corp.			233,189
210,485	Cathay Financial Holding, Co., Ltd.			421,638
203,835	China Steel Corp.			175,521

612,600	Chinatrust Financial Holding, Co., Ltd.		457,171
16,950	Chunghwa Telecom Co., Ltd., ADR (a)		293,404
89,900	Delta Electronics, Inc.		258,041
379,859	First Financial Holding Co., Ltd.		258,232
96,000	Foxconn International Holdings, Ltd.		295,739
26,900	Foxconn Technology Co., Ltd. (b)		242,200
457,772	Fubon Financial Holding Co., Ltd.		379,661
81,464	Hon Hai Precision Industry Co., Ltd.		495,961
378,000	Mega Financial Holding Co., Ltd.		267,818
179,071	Siliconware Precision Industries Co.		213,441
156,000	Taiwan Fertilizer Co., Ltd.		253,578
526,038	Taiwan Semiconductor Manufacturing Co., Ltd.		948,847
312,000	Uni-President Enterprises Corp.		274,317
363,000	Yuanta Core Pacific Securities Co.		241,835
			6,149,428
	Thailand	2.21%
124,164	Bangkok Bank Public Co., Ltd.		363,584
149,254	Kasikornbank Public Co., Ltd.		274,152
1,117,200	True Corporation Public Co., Ltd. (b)		267,664
			905,400
	Turkey	2.61%
63,468	Aksigorta AS		236,774
38,101	Haci Omer Sabanci Holding AS		134,591
47,376	Koc Holding AS (b)		152,029
20,000	Migros Turk TAS (b)		200,726
43,085	Turkcell Iletisim Hizmetleri AS		219,052
23,725	Turkiye Is Bankasi, Class C		126,107
			1,069,279
	Total Common Stocks
	(Cost $30,899,010)		39,692,925
PREFERRED STOCKS		1.96%
	Brazil	1.96%
17,008	Banco Bradesco SA, Preference No Par		563,987
6,106,159	Cia Energetica de Minas Gerais, Preference		239,831
			803,818
	Total Preferred Stocks
	(Cost $690,670)		803,818

RIGHTS		0.00	%(e)
	Thailand	0.00	%(e)
47,704	True Corporation Public Co., Ltd., Rights (b)			0
	Total Rights
	(Cost $0)			0
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		1.29%
$531,000	Wachovia Bank - Grand Cayman
	4.480%, due 10/02/06			531,000
	Total Short-Term Bank Debt Instruments
	(Cost $531,000)			531,000
	Total Investments	100.01%		41,027,743
	(Cost $32,120,680)
	Net Other Assets and Liabilities	(0.01)%		(5,450)
	Net Assets	100.00		$41,022,293

(a)	ADR - American Depositary Receipt.

(b)	Non-income producing security.

(c)	Security, or portion of security, is currently on loan.

(d)	GDR - Global Depositary Receipt.

(e)	Amount represents less than 0.01%.

Percentages are stated as a percent of net assets.

Forward International Small Companies Fund

Portfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares			Value (Note 1)
COMMON STOCKS		96.46%
	Australia	4.16%
1,027,000	A.B.C. Learning Centres, Ltd. (c)		$4,791,554
610,000	ABB Grain, Ltd., Class B (d)		3,046,045
1,118,000	Bendigo Mining, Ltd. (a)		1,141,548
2,400,000	Sigma Pharmaceuticals, Ltd. (c)		4,668,565
2,308,348	Timbercorp, Ltd. (c)		4,799,954
193,000	Toll Holdings, Ltd.		2,213,745
			20,661,411
	Austria	4.40%
32,430	Andritz AG		4,947,096
60,642	Boehler-Uddeholm AG		3,411,165
203,750	Century Casinos, Inc., ADC (a) (b) (d)		1,979,083
190,000	Conwert Immobilien Invest AG (a) (d)		3,830,791
33,600	EVN AG		3,561,061
105,500	RHI AG (a)		4,127,103
			21,856,299
	Belgium	0.89%
45,000	Bekaert SA		4,430,897
	China	0.20%
2,475,000	Epure International, Ltd. (a)		1,012,907
	Denmark	0.69%
32,000	Bang & Olufsen A/S, Class B (c)		3,434,101
	Finland	0.93%
125,100	Metso Corp.		4,603,545
	France	5.89%
49,070	April Group		2,106,262
95,772	bioMerieux		6,084,347
26,160	Cegedim SA		2,255,716
25,700	Compagnie Generale de Geophysique SA (a) (c)		3,953,044
37,903	CS Communication & Systemes (a) (d)		1,153,513
49,855	Groupe Steria SCA		2,655,191
57,280	Ipsen, Ltd.		2,244,395
35,870	Seche Environnement (d)		5,230,786
96,000	Teleperformance (c)		3,578,955
			29,262,209

	Germany	4.95%
9,168	Bijou Brigitte Modische Accessoires AG (d)		2,371,606
16,000	Escada AG (a)		525,279
76,900	Gerry Weber International AG (d)		1,650,901
137,100	IVG Immobilien AG		4,984,285
3,700	Jungheinrich AG		99,607
152,500	Pfleiderer AG		3,678,054
19,500	Rational AG (d)		3,758,017
46,000	Rheinmetall AG		3,342,336
29,000	Wincor Nixdorf AG		4,205,792
			24,615,877
	Greece	0.65%
125,000	Piraeus Bank SA		3,239,878
	Hong Kong	3.64%
548,000	China Infrastructure Machinery Holdings, Ltd. (a)		417,120
1,720,000	Hysan Development Co., Ltd.		4,411,134
2,350,000	Kowloon Development Co., Ltd.		4,090,288
1,000,000	Moulin Global Eyecare Holdings, Ltd. (a)		0
6,200,000	Pacific Basin Shipping, Ltd.		3,557,341
8,000,000	Prime Success International Group, Ltd. (d)		5,606,721
			18,082,604
	Indonesia	0.09%
80,000,000	PT Bank Century Tbk (a)		476,965
	Ireland	2.16%
103,000	FBD Holdings Plc		4,923,980
283,000	Kingspan Group Plc		5,831,463
			10,755,443
	Italy	3.16%
380,809	Astaldi SpA		2,626,902
350,900	Credito Emiliano SpA (c)		4,983,553
701,140	Hera SpA		2,618,351
160,000	Valentino Fashion Group SpA		5,490,166
			15,718,972
	Japan	23.16%
360,000	CKD Corp. (c)		4,105,143
280,000	Daimei Telecom Engineering Corp.		2,898,963
768,000	DAISO Co., Ltd. (c) (d)		2,301,562
243,000	Don Quijote Co., Ltd.		5,142,857
220,000	Espec Corp. (d)		2,829,037
170,000	Fujimi, Inc. (c)		4,806,773

114,000	Hamamatsu Photonics KK (c)		3,493,587
1,300,000	Haseko Corp. (a) (c)		4,479,154
248,900	Heiwa Corp. (c)		3,236,490
350,000	Hitachi Koki Co., Ltd.		4,669,630
140,000	Izumi Co., Ltd. (c)		5,084,444
235,000	Japan General Estate Co., Ltd.		5,620,106
75,900	Keihin Corp.		1,940,470
850,000	Keiyo Bank, Ltd.		4,785,185
543,000	Kitz Corp.		4,339,403
450,000	Nabtesco Corp.		5,104,762
242,600	Nippon Seiki Co., Ltd.		5,308,961
281,000	Nittetsu Mining Corp. Co., Ltd. (c)		2,202,802
60,700	Okinawa Electric Power Co., Inc.		3,566,205
1,230	Pasona, Inc. (c)		2,384,508
1,325	Risa Partners, Inc. (c)		5,799,153
640,000	Ryobi, Ltd.		4,789,503
95,100	Seijo Corp. (c) (d)		2,197,867
490,000	Shizuoka Gas Co., Ltd.		3,621,333
110,000	Sysmex Corp.		4,190,476
430,000	The Tokushima Bank, Ltd. (d)		2,944,931
1,650	The Tokyo Star Bank, Ltd.		5,154,286
324,000	Tokyo Tatemono Co., Ltd.		3,642,514
200,000	Toyo Suisan Kaisha, Ltd.		2,883,386
258	Village Vanguard Co., Ltd. (c) (d)		1,616,254
			115,139,745
	Netherlands	2.57%
45,000	Fugro NV		1,896,184
200,300	Koninklijke BAM Groep NV		3,540,637
53,000	Koninklijke Boskalis Westminster NV		3,447,712
62,960	Nutreco Holding NV		3,872,079
			12,756,612
	Norway	1.91%
666,740	Acta Holding ASA		2,696,953
65,000	Aker Yards AS		4,979,622
508,820	Bergesen Worldwide Gas ASA (a)		1,832,083
			9,508,658
	Singapore	5.41%
3,000,000	CapitaCommercial Trust		4,174,406
5,672,000	Gallant Venture, Ltd. (a)		3,321,240
10,500,000	Global Testing Corp., Ltd. (a)		1,520,541
2,352,000	KS Energy Services, Ltd.		3,554,100
2,800,000	Parkway Holdings, Ltd. (d)		4,936,251
3,400,000	Petra Foods, Ltd. (d)		3,446,561
7,200,000	United Test and Assembly Center, Ltd. (a)		3,309,303

1,204,000	UOL Group, Ltd.		2,653,235
			26,915,637
	Spain	3.01%
345,290	Banco Pastor SA		5,289,184
220,301	Indra Sistemas SA		4,793,707
272,000	Sol Melia SA		4,880,486
			14,963,377
	Sweden	4.12%
200,000	Bergman & Beving AB, Class B (d)		4,093,803
125,000	Hexagon AB, Class B		4,315,550
230,000	Kungsleden AB		2,620,716
140,000	Oriflame Cosmetics SA		4,642,372
192,300	Saab AB		4,828,395
			20,500,836
	Switzerland	6.44%
7,700	Barry Callebaut AG (a)		3,670,039
29,500	BKW FMB Energie AG		2,878,164
79,400	Ciba Specialty Chemicals AG		4,794,034
30,440	Dufry Group (a) (d)		2,434,324
4,400	Geberit AG		5,362,549
157,800	Logitech International SA, Registered Shares (a)		3,426,182
32,100	Panalpina Welttransport Holding AG		3,452,717
32,098	Partners Group (a)		2,759,435
6,010	SIG Holding AG (a)		1,735,063
16,330	Ypsomed Holding AG (a)		1,496,596
			32,009,103
	United Kingdom	18.03%
452,600	Balfour Beatty Plc		3,489,263
851,200	Bodycote International Plc		3,785,130
354,340	BowLeven Plc (a) (d)		1,174,300
159,600	Charter Plc (a)		2,548,986
3,613,000	European Nickel Plc (a) (d)		2,401,496
984,959	FKI Plc		1,664,374
146,000	Forth Ports Plc		5,292,292
517,601	Hunting Plc		4,312,615
420,000	Inchcape Plc		4,118,688
1,281,660	Indago Petroleum, Ltd. (a) (d)		1,163,858
573,900	Informa Plc		5,316,277
2,541,251	Invista Real Estate Investment Management Holdings Plc (a) (d)		4,317,971
520,000	Laird Group Plc		3,660,806
667,000	Lancashire Holdings, Ltd. W/I (a)		4,317,910
133,355	Millennium & Copthorne Hotels Plc		1,202,240
210,000	Premier Oil Plc (a)		4,061,675

920,000	Rank Group Plc		4,043,700
1,873,800	Regus Group Plc (a)		3,727,672
650,000	SCI Entertainment Group Plc (a) (d)		5,853,882
478,200	Shaftesbury Plc		5,376,605
262,200	SIG Plc (a)		4,816,009
740,000	St. James’s Place Capital Plc		4,946,357
301,839	Stanley Leisure Plc		4,868,736
359,970	Wolfson Microelectronics Plc (a)		3,161,002
			89,621,844
	Total Common Stocks
	(Cost $433,455,955)		479,566,920
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		5.21%
$25,900,000	JP Morgan & Co. - Grand Cayman
	4.480%, due 10/02/06		25,900,000
	Short-Term Bank Debt Instruments
	(Cost $25,900,000)		25,900,000
	Total Investments	101.67%	505,466,920
	(Cost $459,355,955)
	Net Other Assets and Liabilities	(1.67)%	(8,317,453)
	Net Assets	100.00%	$497,149,467

(a)	Non-income producing security.

(b)	ADC - Austrian Depositary Certificates.

(c)	Security, or portion of security, is currently on loan.

(d)	Securities determined Illiquid under procedures approved by the Fund's Board of Trustees.

Percentages are stated as a percent of net assets.

Information related to these illiquid securities is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
10/26/05-09/27/06	SCI Entertainment Group Plc	$5,976,727	$5,853,882	1.18%
06/28/05-09/14/06	Prime Success International Group, Ltd.	$3,687,432	$5,606,721	1.13%
06/17/05-09/11/06	Seche Environnement	$3,914,555	$5,230,786	1.05%
03/23/05-09/11/06	Parkway Holdings, Ltd.	$3,670,824	$4,936,251	0.99%
09/19/06	Invista Real Estate Investment Management Holdings Plc	$4,303,234	$4,317,971	0.87%
01/11/06-02/10/06	Bergman & Beving AB, Class B	$2,889,036	$4,093,803	0.82%
04/06/06-07/04/06	Conwert Immobilien Invest AG	$3,514,567	$3,830,791	0.77%
11/04/2004-03/31/06	Rational AG	$2,449,701	$3,758,017	0.76%
04/29/05-05/22/06	Petra Foods, Ltd.	$2,486,873	$3,446,561	0.69%
02/23/06-07/17/06	ABB Grain, Ltd., Class B	$3,483,256	$3,046,045	0.61%
01/12/06-7/26/06	The Tokushima Bank, Ltd.	$3,632,678	$2,944,931	0.59%

09/26/05-07/18/06	Espec Corp.	$3,144,043	$2,829,037	0.57%
12/06/05-03/30/06	Dufry Group	$1,928,315	$2,434,324	0.49%
05/12/06-06/22/06	European Nickel Plc	$2,324,488	$2,401,496	0.48%
12/20/04-10/31/05	Bijou Brigitte Modische Accessoires AG	$1,490,424	$2,371,606	0.48%
01/30/06-07/11/06	DAISO Co., Ltd.	$3,279,436	$2,301,562	0.46%
11/22/05-06/30/06	Seijo Corp.	$2,551,971	$2,197,867	0.44%
10/11/05-02/02/06	Century Casinos, Inc., ADC	$1,475,034	$1,979,083	0.40%
03/23/06-06/30/06	Gerry Weber International AG	$1,478,102	$1,650,901	0.33%
04/06/06-07/28/06	Village Vanguard Co., Ltd.	$1,937,475	$1,616,254	0.33%
09/16/05-07/14/06	BowLeven Plc	$2,395,659	$1,174,300	0.24%
12/12/05-02/09/06	Indago Petroleum, Ltd.	$1,609,974	$1,163,858	0.23%
03/29/06-09/21/06	CS Communication & Systemes	$1,699,795	$1,153,513	0.23%

Forward Legato Fund

Portfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares			Value (Note 1)
COMMON STOCKS		98.60%
	Autos & Transportation	1.34%
3,000	Knight Transportation, Inc.		$50,850
2,050	Winnebago Industries, Inc.		64,329
			115,179
	Consumer Discretionary	14.73%
2,911	99 Cents Only Stores (a)		34,437
1,125	Advisory Board Co. (a)		56,835
1,449	Arbitron, Inc.		53,627
4,641	Casual Male Retail Group, Inc. (a)		63,721
4,601	Champion Enterprises, Inc. (a)		31,747
1,320	The Cheesecake Factory, Inc. (a)		35,891
1,300	Cherokee, Inc.		47,593
3,702	Corinthian Colleges, Inc. (a)		40,019
4,696	Cost Plus, Inc. (a)		56,211
2,066	Cox Radio, Inc. (a)		31,713
2,135	DeVry, Inc. (a)		45,411
3,170	Fleetwood Enterprises, Inc. (a)		21,334
2,310	Fred’s, Inc.		29,152
5,740	Gentex Corp.		81,565
1,900	Iconix Brand Group, Inc. (a)		30,590
1,592	Jarden Corp. (a)		52,488
1,499	Keystone Automotive Industries, Inc. (a)		56,992
3,425	LoJack Corp. (a)		67,096
1,500	Matthews International Corp., Class A		55,215
2,868	O’Charleys, Inc. (a)		54,406
2,630	Reader’s Digest Association, Inc.		34,085
1,450	Ritchie Bros. Auctioneers, Inc.		77,735
1,075	SCP Pool Corp.		41,388
2,025	Select Comfort Corp. (a)		44,307
4,901	Sturm, Ruger, & Co., Inc. (a)		37,934
1,325	Universal Technical Institute, Inc. (a)		23,704
6,932	Visteon Corp. (a)		56,496
			1,261,692
	Consumer Staples	3.94%
1,158	Chattem, Inc. (a)		40,669
4,689	Del Monte Foods Co.		49,000
2,344	Lance, Inc.		51,615
2,130	Performance Food Group Co. (a)		59,832
2,610	United Natural Foods, Inc. (a)		80,884

1,240	USANA Health Sciences, Inc. (a)		55,291
			337,291
	Energy	4.41%
1,051	CARBO Ceramics, Inc.		37,868
1,979	Encore Acquisition Co. (a)		48,169
2,660	Global Industries, Ltd. (a)		41,390
3,147	Hanover Compressor Co. (a)		57,338
1,250	St. Mary Land & Exploration Co.		45,887
2,475	W-H Energy Services, Inc. (a)		102,638
1,098	Whiting Petroleum Corp. (a)		44,030
			377,320
	Financial Services	9.10%
2,500	Boston Private Financial Holdings, Inc.		69,700
2,805	Cedar Shopping Centers, Inc.		45,357
1,750	FactSet Research Systems, Inc.		84,997
2,250	Financial Federal Corp.		60,300
1,188	First Industrial Realty Trust, Inc.		52,272
742	The First Marblehead Corp.		51,391
1,012	Hanover Insurance Group, Inc.		45,166
2,399	Kronos, Inc. (a)		81,782
1,000	Portfolio Recovery Associates, Inc. (a)		43,870
1,500	PrivateBancorp, Inc.		68,580
1,017	Sun Communities, Inc.		32,503
925	TSX Group, Inc.		40,644
881	WestAmerica BanCorp.		44,499
1,325	World Acceptance Corp. (a)		58,274
			779,335
	Health Care	20.87%
1,980	American Medical Systems Holdings, Inc. (a)		36,491
1,800	Angiodynamics, Inc. (a)		37,278
1,240	ArthroCare Corp. (a)		58,106
850	Aspect Medical Systems, Inc. (a)		14,509
4,780	Cepheid, Inc. (a)		34,512
1,510	Chemed Corp.		48,713
2,150	Computer Programs & Systems, Inc.		70,455
2,996	Diversa Corp. (a)		24,028
3,254	Gentiva Health Services, Inc. (a)		53,496
2,870	Greatbatch, Inc. (a)		64,919
2,910	Integra LifeSciences Holdings Corp. (a)		109,067
1,500	Kensey Nash Corp. (a)		43,905
2,568	K-V Pharmaceutical Co., Class A (a)		60,862
1,435	Kyphon, Inc. (a)		53,698
1,250	Landauer, Inc.		63,438

1,644	LifePoint Hospitals, Inc. (a)		58,066
2,093	Matria Healthcare, Inc. (a)		58,164
1,300	Medicis Pharmaceutical Corp., Class A		42,055
1,000	Mentor Corp.		50,390
740	Millipore Corp. (a)		45,362
1,910	Neogen Corp. (a)		41,371
2,963	Par Pharmaceutical Cos., Inc. (a)		54,045
1,700	Pediatrix Medical Group, Inc. (a)		77,520
1,715	PolyMedica Corp.		73,419
2,814	PSS World Medical, Inc. (a)		56,252
3,100	Psychemedics Corp.		52,328
825	Quality Systems, Inc.		32,002
1,555	Sunrise Senior Living, Inc. (a)		46,448
3,275	SurModics, Inc. (a)		115,018
3,260	Synovis Life Technologies, Inc. (a)		23,700
2,350	Techne Corp. (a)		119,521
2,230	U.S. Physical Therapy, Inc. (a)		26,582
898	Varian, Inc. (a)		41,191
			1,786,911
	Industrials	17.66%
1,310	Acuity Brands, Inc.		59,474
3,502	AirTran Holdings, Inc. (a)		34,740
959	Alexander & Baldwin, Inc.		42,551
879	American Science & Engineering, Inc. (a)		42,649
2,212	Applied Signal Technology, Inc.		32,826
2,252	BE Aerospace, Inc. (a)		47,495
7,716	C&D Technologies, Inc.		54,784
1,116	Crane Co.		46,649
4,898	DiamondCluster International, Inc. (a)		54,564
1,090	Esterline Technologies Corp. (a)		36,798
3,731	Federal Signal Corp.		56,898
8,500	First Consulting Group, Inc. (a)		82,875
1,590	G & K Services, Inc., Class A		57,924
1,063	GATX Corp.		43,976
1,967	General Cable Corp. (a)		75,159
1,232	General Maritime Corp.		45,067
908	IDEX Corp.		39,089
3,586	Matrix Service Co. (a)		46,941
1,950	Mobile Mini, Inc. (a)		55,399
4,622	Modtech Holdings, Inc. (a)		25,698
2,850	Raven Industries, Inc.		85,528
1,775	Resources Connection, Inc. (a)		47,552
1,922	Robbins & Myers, Inc.		59,428
4,810	Rollins, Inc.		101,539
1,138	School Specialty, Inc. (a)		40,160
1,930	Stericycle, Inc. (a)		134,695

2,262	Wabtec Corp.		61,368
			1,511,826
	Materials & Processing	4.62%
2,250	Amcol International Corp.		56,047
2,335	Brush Engineered Materials, Inc. (a)		58,071
1,820	Commercial Metals Co.		37,001
2,000	Simpson Manufacturing Co., Inc.		54,060
4,758	Spartech Corp.		127,372
2,520	Symyx Technologies, Inc. (a)		53,399
584	Worthington Industries, Inc.		9,963
			395,913
	Producer Durables	1.56%
1,575	A.S.V., Inc. (a)		23,483
1,000	Curtiss-Wright Corp.		30,350
1,500	Franklin Electric Co., Inc.		79,710
			133,543
	Technology	19.74%
3,800	Ansoft Corp. (a)		94,658
1,425	ANSYS, Inc. (a)		62,956
1,186	Avid Technology Corp. (a)		43,194
2,000	Avocent Corp. (a)		60,240
4,595	The BISYS Group, Inc. (a)		49,902
2,300	Blackbaud, Inc.		50,577
2,250	Blackboard, Inc. (a)		59,625
760	CACI International, Inc. (a)		41,808
5,970	Digi International, Inc. (a)		80,595
1,670	Digital Insight Corp. (a)		48,964
3,320	Echelon Corp. (a)		27,290
7,230	Entegris, Inc. (a)		78,879
480	F5 Networks, Inc. (a)		25,786
2,000	II-VI, Inc. (a)		49,840
4,380	Keane, Inc. (a)		63,116
1,634	ManTech International Corp., Class A (a)		53,938
1,330	Maximus, Inc.		34,713
4,490	Microsemi Corp. (a)		84,636
2,340	National Instruments Corp.		63,976
2,250	Power Integrations, Inc. (a)		44,100
1,225	Rimage Corp. (a)		27,465
1,642	Rudolph Technologies, Inc. (a)		30,098
2,610	Semtech Corp. (a)		33,304
1,475	Stratasys, Inc. (a)		38,955
1,854	Sybase, Inc. (a)		44,941
1,100	Tech Data Corp. (a)		40,183

1,100	Trimble Navigation, Ltd. (a)		51,788
2,170	Ultimate Software Group, Inc. (a)		51,060
1,170	Varian Semiconductor Equipment Associates, Inc. (a)		42,939
2,380	Verint Systems, Inc. (a)		71,519
3,560	WebEx Communications, Inc. (a)		138,911
			1,689,956
	Telecommunications	0.63%
4,058	Alaska Communications Systems Group, Inc.		53,850
	Total Common Stocks
	(Cost $7,644,968)		8,442,816
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		1.59%
$135,600	Browth Brothers Harriman & Co. - Grand Cayman
	4.480%, due 10/02/06		135,600
	Total Short-Term Bank Debt Instruments
	(Cost $135,600)		135,600
	Total Investments	100.19%	8,578,416
	(Cost $7,780,568)
	Net Other Assets and Liabilities	(0.19)%	(15,959)
	Net Assets	100.00%	$8,562,457

(a)	Non-income producing security.

Percentages are stated as a percent of net assets.

Sierra Club Stock Fund

Portfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares			Value (Note 1)
COMMON STOCKS		97.45%
	Banks	16.61%
5,704	AmSouth Bancorp		$165,644
11,395	Bank of America Corp.		610,430
7,500	BB&T Corp.		328,350
4,131	Fifth Third Bancorp		157,308
4,260	Golden West Financial Corp.		329,085
4,262	KeyCorp		159,569
8,968	National City Corp.		328,229
11,620	North Fork Bancorp		332,797
13,801	Northern Trust Corp.		806,392
11,318	The PNC Financial Services Group, Inc.		819,876
4,217	SunTrust Banks, Inc.		325,890
24,532	U.S. Bancorp		814,953
2,851	Wachovia Corp.		159,086
11,488	Wells Fargo & Co.		415,636
			5,753,245
	Commercial Services & Supplies	8.16%
3,087	Apollo Group, Inc., Class A (a)		152,004
3,438	Automatic Data Processing, Inc.		162,755
11,649	eBay, Inc. (a)		330,366
4,243	First Data Corp.		178,206
7,893	McGraw-Hill Cos., Inc.		458,031
14,284	Moody’s Corp.		933,888
16,516	Paychex, Inc.		608,614
			2,823,864
	Consumer Durables & Apparel	0.58%
3,600	Electronic Arts, Inc. (a)		200,448
	Diversified Financials	10.65%
6,037	American Express Co.		338,555
3,007	Bear Stearns Cos., Inc.		421,281
4,299	Capital One Financial Corp.		338,159
9,846	The Charles Schwab Corp.		176,243
9,330	Countrywide Financial Corp.		326,923
3,214	Fannie Mae		179,695
1,725	Franklin Resources, Inc.		182,419
4,852	Freddie Mac		321,833
22,696	Mellon Financial Corp.		887,414
6,744	SLM Corp.		350,553

2,642	State Street Corp.		164,861
			3,687,936
	Food & Drug Retailing	1.81%
5,021	CVS Corp.		161,274
7,268	Kroger Co.		168,182
3,390	Walgreen Co.		150,482
2,462	Whole Foods Market, Inc.		146,317
			626,255
	Food Products	1.38%
6,078	The Hershey Co.		324,869
2,664	Wm Wrigley Jr. Co.		122,704
641	Wm Wrigley Jr. Co., Class B		29,486
			477,059
	Health Care Equipment & Services	11.56%
4,106	Baxter International, Inc.		186,659
7,431	Becton Dickinson & Co.		525,149
4,500	Biomet, Inc.		144,855
9,505	Boston Scientific Corp. (a)		140,579
5,117	Cardinal Health, Inc.		336,391
3,098	Caremark Rx, Inc.		175,564
7,074	Cigna Corp.		822,848
6,100	Coventry Health Care, Inc. (a)		314,272
2,257	Express Scripts, Inc. (a)		170,381
2,900	Humana, Inc. (a)		191,661
2,735	Medco Health Solutions, Inc. (a)		164,401
2,608	Quest Diagnostics, Inc.		159,505
4,652	St. Jude Medical, Inc. (a)		164,169
3,580	Stryker Corp.		177,532
3,395	UnitedHealth Group, Inc.		167,034
2,118	WellPoint, Inc. (a)		163,192
			4,004,192
	Hotels, Restaurants & Leisure	6.56%
5,073	Harrah’s Entertainment, Inc.		336,999
20,564	International Game Technology		853,406
21,603	Starbucks Corp. (a)		735,582
6,045	Starwood Hotels & Resorts Worldwide, Inc.		345,714
			2,271,701
	Insurance	6.94%
6,255	ACE, Ltd.		342,336
7,457	Aflac, Inc.		341,232
1,900	Ambac Financial Group, Inc.		157,225

6,604	Chubb Corp.		343,144
3,808	The Hartford Financial Services Group, Inc.		330,344
21,994	Progressive Corp.		539,733
5,085	XL Capital, Ltd.		349,339
			2,403,353
	Media	1.44%
4,738	Comcast Corp., Class A (a)		174,595
1,764	Omnicom Group, Inc.		165,111
4,659	Univision Communications, Inc. (a)		159,990
			499,696
	Pharmaceuticals & Biotechnology	4.05%
7,467	Biogen Idec, Inc. (a)		333,626
2,452	Genzyme Corp. (a)		165,436
13,151	Gilead Sciences, Inc. (a)		903,474
			1,402,536
	Real Estate	0.52%
4,199	Kimco Realty Corp.		180,011
	Retailing	2.92%
11,061	Amazon.com, Inc. (a)		355,279
4,458	Bed Bath & Beyond, Inc. (a)		170,563
3,278	Best Buy Co., Inc.		175,570
6,235	Costco Wholesale Corp.		309,755
			1,011,167
	Software & Services	10.36%
5,414	Adobe Systems, Inc. (a)		202,754
7,827	CA, Inc.		185,422
4,000	Citrix Systems, Inc. (a)		144,840
13,433	Electronic Data Systems Corp.		329,377
811	Google, Inc., Class A (a)		325,941
25,969	Intuit, Inc. (a)		833,345
32,826	Microsoft Corp.		897,135
10,268	Oracle Corp. (a)		182,154
9,564	Symantec Corp. (a)		203,522
11,130	Yahoo!, Inc. (a)		281,366
			3,585,856
	Technology Hardware & Equipment	11.94%
11,515	Analog Devices, Inc.		338,426
2,858	Apple Computer, Inc. (a)		220,152
20,421	Applied Materials, Inc.		362,064
15,180	Dell, Inc. (a)		346,711

15,236	EMC Corp. (a)		182,527
23,028	Hewlett-Packard Co.		844,897
10,600	Juniper Networks, Inc. (a)		183,168
493	KLA-Tencor Corp.		21,924
5,470	Network Appliance, Inc. (a)		202,445
17,956	QUALCOMM, Inc.		652,700
39,199	Sun Microsystems, Inc. (a)		194,819
17,591	Texas Instruments, Inc.		584,901
			4,134,734
	Telecommunication Services	1.02%
5,784	Alltel Corp.		321,012
2,568	Windstream Corp.		33,872
			354,884
	Transportation	0.95%
19,745	Southwest Airlines Co.		328,952
	Total Common Stocks
	(Cost $31,356,185)		33,745,889
MUTUAL FUNDS		0.89%
18,351	PowerShares Wilderhill Clean Energy Portfolio (b)		308,664
	Total Mutual Funds
	(Cost $341,486)		308,664
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS		1.70%
$587,153	Brown Brothers Harriman & Co. - Grand Cayman
	4.480%, due 10/02/06		587,153
	Total Short-Term Bank Debt Instruments
	(Cost $587,153)		587,153
	Total Investments	100.04%	34,641,706
	(Cost $32,284,824)
	Net Other Assets & Liabilities	(0.04)%	(14,658)
	Net Assets	100.00%	$34,627,048

(a)	Non-income producing security.

(b)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

Sierra Club Equity Income Fund

Porfolio of Investments (Note 1)

September 30, 2006 (UNAUDITED)

Shares			Value (Note 1)
COMMON STOCKS		70.79%
	Banks	10.62%
14,072	Astoria Financial Corp.		$433,699
11,626	Bank of America Corp.		622,805
10,000	KeyCorp		374,400
7,500	The PNC Financial Services Group, Inc.		543,300
16,000	U.S. Bancorp		531,520
15,000	Wells Fargo & Co.		542,700
			3,048,424
	Commercial Services & Supplies	8.01%
8,000	Equifax, Inc.		293,680
5,000	Fiserv, Inc. (a)		235,450
10,522	Manpower, Inc.		644,683
11,194	McGraw-Hill Cos., Inc.		649,588
14,000	Robert Half International, Inc.		475,580
			2,298,981
	Diversified Financials	4.56%
3,279	Bear Stearns Cos., Inc.		459,388
12,148	Mellon Financial Corp.		474,987
6,000	State Street Corp.		374,400
			1,308,775
	Food & Drug Retailing	1.61%
20,000	Kroger Co.		462,800
	Food Products	0.89%
10,000	The Hain Celestial Group, Inc. (a)		255,600
	Health Care Equipment & Services	7.48%
3,318	Becton Dickinson & Co.		234,483
4,800	Edwards Lifesciences Corp. (a)		223,632
10,000	Emdeon Corp. (a)		117,100
12,000	IMS Health, Inc.		319,680
4,000	Quest Diagnostics, Inc.		244,640
20,000	Sunrise Senior Living, Inc. (a)		597,400
7,666	Varian Medical Systems, Inc. (a)		409,288
			2,146,223

	Hotels, Restaurants & Leisure	4.36%
18,000	International Game Technology		747,000
2,346	Las Vegas Sands Corp. (a)		160,349
6,000	Starwood Hotels & Resorts Worldwide, Inc.		343,140
			1,250,489
	Household & Personal Products	1.69%
12,000	The Estee Lauder Companies, Inc.		483,960
	Insurance	0.93%
4,500	Safeco Corp.		265,185
	Media	1.63%
5,000	Omnicom Group, Inc.		468,000
	Pharmaceuticals & Biotechnology	7.80%
10,000	Celgene Corp. (a)		433,000
20,000	Endo Pharmaceuticals Holdings, Inc. (a)		651,000
13,004	Gilead Sciences, Inc. (a)		893,375
13,000	Mylan Laboratories, Inc.		261,690
			2,239,065
	Real Estate	5.04%
8,000	AMB Property Corp.		440,880
13,000	Kimco Realty Corp.		557,310
4,000	SL Green Realty Corp.		446,800
			1,444,990
	Retailing	1.88%
14,000	Fastenal Co.		539,980
	Software & Services	3.48%
5,600	Autodesk, Inc. (a)		194,768
25,050	Intuit, Inc. (a)		803,854
			998,622
	Technology Hardware & Equipment	7.80%
10,000	Applied Materials, Inc.		177,300
21,894	Hewlett-Packard Co.		803,291
17,900	Microchip Technology, Inc.		580,318
11,225	Texas Instruments, Inc.		373,231
15,000	Veeco Instruments, Inc. (a)		302,250
			2,236,390
	Telecommunication Services	1.85%
13,400	CenturyTel, Inc.		531,578

	Transportation	1.16%
12,000	Pacer International, Inc.		333,120
	Total Common Stocks
	(Cost $17,177,751)		20,312,182
MUTUAL FUNDS		1.46%
25,000	PowerShares Wilderhill Clean Energy Portfolio (b)		420,500
	Total Mutual Funds
	(Cost $452,520)		420,500
Par Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS		10.56%
	Federal Home Loan Bank
$1,040,000	5.200%, 01/05/07		1,039,565
1,000,000	5.500%, 08/28/08		1,001,057
	Federal National Mortgage Association
1,000,000	2.280%, 01/16/07		991,405
	Total U.S. Government and Agency Obligations
	(Amortized Cost $3,031,464)		3,032,027
CORPORATE NOTES AND BONDS		6.42%
	Banks	2.31%
	First Union National Bank
$150,000	7.800%, 08/18/10		163,155
	National City Corp.
150,000	5.750%, 02/01/09		152,511
	Wachovia Bank NA
200,000	4.850%, 07/30/07		199,167
	Wells Fargo & Co.
150,000	3.500%, 04/04/08		146,487
			661,320
	Computers & Peripherals	0.44%
	Dell, Inc.
125,000	6.550%, 04/15/08		127,232
	Finance	3.14%
	Bank of America Corp.
100,000	7.125%, 03/01/09		104,318
175,000	7.125%, 10/15/11		189,428
	Bear Stearns Cos., Inc.
75,000	7.625%, 12/07/09		80,436
	Key Bank NA

150,000	7.000%, 02/01/11		160,263
	Mellon Funding Corp.
150,000	6.375%, 02/15/10		155,904
	National City Bank of Pennsylvania
50,000	6.250%, 03/15/11		52,054
	U.S. Bank NA Minnesota
150,000	6.375%, 08/01/11		157,594
			899,997
	Health Care	0.53%
	Becton Dickinson & Co.
145,000	7.150%, 10/01/09		153,169
	Total Corporate Notes and Bonds
	(Amortized Cost $1,874,431)		1,841,718
SHORT-TERM BANK DEBT INSTRUMENTS		10.74%
	Brown Brothers Harriman & Co. - Grand Cayman
$207,874	4.480%, due 10/02/06		207,874
	Bank of America - London
2,873,078	4.480%, due 10/02/06		2,873,078
	Total Short-Term Bank Debt Instruments
	(Cost $3,080,952)		3,080,952
	Total Investments	99.97%	28,687,379
	(Cost $25,617,118)
	Net Other Assets and Liabilities	0.03%	7,549
	Net Assets	100.00%	$28,694,928

(a)	Non-income producing security.

(b)	Investments in other funds are calculated at their respective net asset values as determined by those funds, in accordance with the Investment Company Act of 1940.

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

September 30, 2006

1. Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by each Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the mean of the closing bid and ask price. Portfolio securities that are primarily traded on foreign securities exchanges are valued at the last quoted sale or closing price of such securities on their respective exchanges. Investments in open-ended registered investment companies are valued at their net asset value each business day. An option contract is valued at the last sales price as quoted on the principal exchange on which such option is traded, or in the absence of a sale, the mean between the last bid and ask prices. Investments in short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates fair value. All other securities and other assets are carried at their fair value as determined in good faith by or under the direction of the Board of Trustees. The Funds generally value their holdings, including fixed income securities, through the use of independent pricing agents, except for securities for which a ready market does not exist, which are valued under the direction of the Board of Trustees or by the Sub-Advisors using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Option Writing/Purchasing: The Funds, excluding the Forward Emerald Growth Fund, may write or purchase financial options contracts. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. At September 30, 2006, the Forward Emerald Opportunities Fund held purchased options with a market value of $396,625 and written options with a market value of $2,325, and the other Funds held no purchased or written options.

Written option activity for Forward Emerald Opportunities Fund for the nine months ended September 30, 2006 was as follows:

Written Put Options	Contracts	Premiums
Outstanding at December 31, 2005	0	$0
Positions opened	180	35,639
Exercised or closed	(80)	(23,759)
Expired	(70)	(4,770)

Outstanding at September 30, 2006	30	$7,110

Written Call Options	Contracts	Premiums
Outstanding at December 31, 2005	0	$0
Positions opened	25	8,675
Exercised or closed	(25)	(8,675)
Expired	0	(0)

Outstanding at September 30, 2006	0	$0

Short Sales: The Funds, excluding the Forward Emerald Growth Fund, may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends payable on securities while those securities are in a short position. At September 30, 2006, the Forward Emerald Opportunities Fund held securities sold short with a market value of $929,720, and the other Funds held no securities sold short.

Cash Management Transactions: The Funds subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either BBH Grand Cayman branch or branches of pre-approved world class commercial banks. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the United States, as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure, or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: The Funds, excluding the Sierra Club Stock Fund and the Sierra Club Equity Income Fund, from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. Upon lending its securities to third parties, a Fund receives compensation in the form of fees. The loans are secured by collateral which is at least 102% to the fair value of the securities loaned plus accrued interest in the form of cash or U.S. government securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on such securities. Loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At September 30, 2006, the Forward International Equity Fund, Forward Global Emerging Markets Fund and Forward International Small Companies Fund had securities on loan valued at $148,496, $1,516,667 and $58,187,455, respectively, and received cash with a value of $156,950, $1,569,414 and $61,490,740, respectively, as collateral. At September 30, 2006, there were no securities on loan for the Forward Emerald Growth Fund, Forward Emerald Banking and Finance Fund, Forward Emerald Opportunities Fund, Forward Hoover Small Cap Equity Fund, Forward Hoover Mini-Cap Fund, Forward Progressive Real Estate Fund and Forward Legato Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

REITs: The Forward Progressive Real Estate Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 or its failure to maintain exemption from registration under the 1940 Act.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

2. Tax Basis of Investments

At September 30, 2006, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Forward Emerald Growth Fund	$152,164,948	$40,376,732	$(7,084,326)	$33,292,406
Forward Emerald Banking and Finance Fund	206,459,977	74,409,051	(3,357,869)	71,051,182
Forward Emerald Opportunities Fund	10,682,533	801,967	(289,001)	512,966
Forward Hoover Small Cap Equity Fund	503,444,927	55,032,632	(10,509,408)	44,523,224
Forward Hoover Mini-Cap Fund	99,880,968	7,908,546	(1,511,434)	6,397,112
Forward Progressive Real Estate Fund	25,449,858	20,503,939	(49,688)	20,454,251
Forward International Equity Fund	27,267,886	4,526,925	(784,016)	3,742,909
Forward Global Emerging Markets Fund	32,228,285	9,601,052	(801,594)	8,799,458
Forward International Small Companies Fund	459,832,169	63,847,890	(18,213,139)	45,634,751
Forward Legato Fund	7,783,390	1,258,169	(463,143)	795,026
Sierra Club Stock Fund	32,323,970	3,361,513	(1,043,777)	2,317,736
Sierra Club Equity Income Fund	25,627,728	3,348,838	(289,187)	3,059,651

Post October Loss: Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2005, the Funds elected to defer capital losses and currency losses occurring between November 1, 2005 and December 31, 2005 as follows:

Fund	F/X Loss
Forward International Small Companies Fund	$59,592
Forward Progressive Real Estate Fund	$47

Capital Loss Carryforwards: At December 31, 2005 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Fund	Expiring in 2006	2007	2008	2009	2010	2011
Forward International Equity Fund	—	—	—	—	—	$323,448
Forward Global Emerging Markets Fund	—	—	$3,651,293	$2,015,691	—	—
Forward Emerald Opportunities Fund	—	—	—	$5,473,892	$1,848,987	—

During the six months ended December 31, 2005, the Forward Emerald Opportunities Fund utilized capital loss carryovers of $639,096. During the year ended June 30, 2005, the Forward Emerald Opportunities Fund utilized capital loss carryovers of $445,067.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	November 29, 2006

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date:	November 29, 2006